SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Note payable issued for settlement of License fee payable						$ 1,004,880
License fee payable							1,094,691
Loss on settlement of debt					$ (227,501)	186,156	$ (82,337)
Notes Payable [Member]
Short-Term Debt [Line Items]
Note payable issued for settlement of License fee payable	$ 1,404,000
License fee payable	$ 1,094,691
Loss on settlement of debt						$ 309,309